Significant Accounting Policies (Changes In Accumulated Other Comprehensive Income By Components) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ (25,219)	$ (33,544)
Other comprehensive income (loss) before reclassifications	(76,820)	32,815
Amount reclassified from accumulated other comprehensive income (loss)	5,456	(24,490)
Net current-period other comprehensive loss	(72,147)	8,869	24,202
Ending balance	(96,583)	(25,219)	(33,544)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(71,364)	8,325	22,682
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(1,530)	14,771
Other comprehensive income (loss) before reclassifications	(25,079)	11,805
Amount reclassified from accumulated other comprehensive income (loss)	4,497	(28,106)
Net current-period other comprehensive loss	(20,582)	(16,301)
Ending balance	(22,112)	(1,530)
Unrealized gains (losses) on available-for-sale marketable securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	287	(772)
Other comprehensive income (loss) before reclassifications	70	223
Amount reclassified from accumulated other comprehensive income (loss)	(270)	836
Net current-period other comprehensive loss	(200)	1,059
Ending balance	87	287
Pension and post-retirement benefit plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(25,433)	(42,354)
Other comprehensive income (loss) before reclassifications	(30,439)	14,141
Amount reclassified from accumulated other comprehensive income (loss)	1,229	2,780
Net current-period other comprehensive loss	(29,210)	16,921
Ending balance	(54,643)	(25,433)
Foreign currency translation differences
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	1,457	(5,189)
Other comprehensive income (loss) before reclassifications	(21,372)	6,646
Amount reclassified from accumulated other comprehensive income (loss)	0	0
Net current-period other comprehensive loss	(21,372)	6,646
Ending balance	$ (19,915)	$ 1,457